SAFECO LIFE AND INVESTMENTS

5069 154th PL NE                                         Phone:   (425) 376-5328
Redmond, WA 98052                                        Fax:     (425) 376-6080
Email:   bilcra@safeco.com




May 2, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:      SAFECO Resource Series Trust
         1933 Act File Number - 33-06547
         1940 Act File Number - 811-4717

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify on behalf of SAFECO Resource Series Trust (the "Registrant") that the form of the Statement of Additional Information dated May 1, 2000 for the Registrant's series portfolios, Growth Opportunities, Equity, Northwest, Small Company Value, Bond, and Money Market, that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent amendment to the registration statement of the Registrant. I further certify on behalf of the Registrant that the text of the most recent amendment to the registration statement of the Registrant was filed electronically on March 1, 2000, and became effective April 28, 2000. If you have any comments or questions concerning the filing, please call me at (425) 376-5328.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Assistant General Counsel